[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694
MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Third Quarter Report
September 30, 2006 (unaudited)

Portfolio of Investments

(Showing Percentages of Total Value of Investments)

				Face Amount	Value
				(000)	(000)
DEBT INSTRUMENTS (98.4%)
Argentina (3.6%)
Sovereign (3.6%)
Republic of Argentina
5.83%, 12/31/33				$16,530	$6,728
8.28%, 12/31/33	(a	)		416	399
Republic of Argentina (Linked Variable Rate)
206.81%, 4/10/49	(b	)		3,770	1,640
					8,767
Brazil (10.8%)
Corporate (0.7%)
Banco ABN Amro Real S.A.
Zero Coupon, 12/13/07			BRL	3,650	1,725
Sovereign (10.1%)
Citigroup, Inc.
6.00%, 5/18/09				$2,000	2,006
Federative Republic of Brazil
8.00%, 1/15/18				3,144	3,462
8.88%, 10/14/19 - 4/15/24				7,688	9,150
10.50%, 7/14/14				1,740	2,191
14.50%, 10/15/09				6,040	7,565
					24,374
					26,099
Bulgaria (1.6%)
Sovereign (1.6%)
Republic of Bulgaria
8.25%, 1/15/15				1,699	2,007
Republic of Bulgaria (Registered)
8.25%, 1/15/15				1,490	1,760
					3,767
Chile (1.8%)
Corporate (1.8%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(c	)		4,170	4,409
Colombia (3.2%)
Sovereign (3.2%)
Republic of Colombia
7.38%, 9/18/37				2,040	2,071
8.13%, 5/21/24				1,420	1,569
8.25%, 12/22/14				1,040	1,153
9.75%, 4/9/11				1,264	1,381
11.75%, 2/25/20				1,075	1,510
					7,684
Ecuador (1.1%)
Sovereign (1.1%)
Republic of Ecuador
9.38%, 12/15/15				470	457
10.00%, 8/15/30	(d	)		2,500	2,294
					2,751
Indonesia (3.5%)
Corporate (3.5%)
Pindo Deli Finance Mauritius
Tranche A, 6.50%, 4/28/15	(c)(e	)		1,521	1,164
Tranche B, 6.50%, 4/28/18	(e	)		3,413	1,758
Tranche C, 6.50%, 4/28/27	(c	)		6,884	861
Tijiwi Kimia Finance Mauritius Ltd.
Tranche A, 6.50%, 4/28/15	(e	)		1,396	1,068

Tranche A, 6.50%, 4/28/15	(c)(e	)		2,161	1,653
Tranche B, 6.50%, 4/28/18	(c)(e	)		2,714	1,452
Tranche C, 6.50%, 4/28/27	(c	)		3,352	453
					8,409
Ivory Coast (0.2%)
Sovereign (0.2%)
Republic of Ivory Coast
19.73%, 3/31/18	(b	)		2,045	521
Malaysia (1.1%)
Sovereign (1.1%)
Government of Malaysia
7.50%, 7/15/11				420	458
8.75%, 6/1/09				1,929	2,092
					2,550
Mexico (20.5%)
Corporate (7.8%)
Pemex Project Funding Master Trust
6.69%, 6/15/10	(c)(e	)		4,250	4,354
8.63%, 12/1/23				1,740	2,097
9.50%, 9/15/27				5,920	7,740
9.13%, 10/13/10				4,040	4,533
					18,724
Sovereign (12.7%)
Mexican Bonos
8.00%, 12/17/15			MXN	54,910	4,926
10.00%, 12/5/24				144,342	14,976
United Mexican States
7.50%, 1/14/12			$1,700		1,870
8.13%, 12/30/19				2,174	2,614
8.38%, 1/14/11				4,400	4,921
11.50%, 5/15/26				828	1,313
					30,620
					49,344
Nigeria (2.2%)
Sovereign (2.2%)
Central Bank of Nigeria Par Bond
6.25%, 11/15/20	(d	)		2,750	2,743
Central Bank of Nigeria Credit-Linked Mortgage Bond
15.00%, 1/30/09				2,378	2,543
					5,286
Panama (2.6%)
Sovereign (2.6%)
Republic of Panama
7.13%, 1/29/26				1,910	2,010
7.25%, 3/15/15				700	751
9.38%, 4/1/29				1,890	2,447
9.63%, 2/8/11				906	1,040
					6,248
Peru (2.9%)
Sovereign (2.9%)
Republic of Peru
8.38%, 5/3/16				1,150	1,331
8.75%, 11/21/33				3,130	3,850
9.88%, 2/6/15				1,385	1,721
					6,902
Philippines (12.3%)
Sovereign (12.3%)
Republic of Philippines
8.88%, 3/17/15	(h	)		10,980	12,572
9.00%, 2/15/13				2,240	2,528
9.50%, 2/2/30				9,365	11,566
10.63%, 3/16/25				2,080	2,782
					29,448
Qatar (0.8%)
Sovereign (0.8%)
State of Qatar (Registered)
9.75%, 6/15/30				1,260	1,868

Russia (15.1%)
Corporate (3.3%)
Gaz Capital for Gazprom
8.63%, 4/28/34				3,670	4,571
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.18%, 5/16/13	(c	)		2,800	2,919
7.18%, 5/16/13				270	281
					7,771
Sovereign (11.8%)
Russian Federation
5.00%, 3/31/30	(c)(d	)		3,384	3,780
Russian Federation (Registered)
5.00%, 3/31/30	(d	)		5,000	5,584
8.25%, 3/31/10				3,098	3,262
11.00%, 7/24/18				5,901	8,490
12.75%, 6/24/28				4,080	7,329
					28,445
					36,216
South Africa (0.6%)
Sovereign (0.6%)
Republic of South Africa
13.50%, 9/15/15			ZAR	9,075	1,522
Trinidad (1.0%)
Corporate (1.0%)
National Gas of Trinidad & Tobago, Ltd.
6.05%, 1/15/36	(c	)	$2,369		2,282
Tunisia (0.3%)
Sovereign (0.3%)
Banque Centrale de Tunisie
7.38%, 4/25/12				750	817
Turkey (6.8%)
Sovereign (6.8%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 6/28/07				6,120	5,641
J.P. Morgan Chase & Co.
Zero Coupon, 6/27/07				5,309	4,558
Republic of Turkey
7.00%, 9/26/16				2,920	2,876
11.00%, 1/14/13				2,470	2,984
11.50%, 1/23/12				320	387
					16,446
Venezuela (6.4%)
Sovereign (6.4%)
Republic of Venezuela
8.50%, 10/8/14				1,510	1,676
9.38%, 1/13/34				2,732	3,384
10.75%, 9/19/13				8,330	10,204
					15,264
TOTAL DEBT INSTRUMENTS
(Cost $228,718)					236,600

			No. of
			Warrants
WARRANTS (0.9%)
Argentina (0.5%)
Republic of Argentina
expiring 12/15/35	(a)(g	)	1,182,042	118
expiring 12/15/35	(g	)	37,715,134	1,111
				1,229
Nigeria (0.2%)
Central Bank of Nigeria
expiring 11/15/20	(g	)	3,000	600
Venezuela (%)
Republic of Venezuela Oil-Linked Payment Obligation,
expiring 4/15/20	(g	)	11,350	409
TOTAL WARRANTS
(Cost $589)				2,238

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (0.7%)
United States (0.7%)
Repurchase Agreement (0.7%)
J.P. Morgan Securities, Inc., 5.25%,
dated 9/29/06, due 10/2/06,
repurchase price $1,738 (Cost $1,737)	(f)	$1,737	1,737
TOTAL INVESTMENTS + (100.0%)
(Cost $231,044)			240,575
LIABILITIES IN EXCESS OF OTHER ASSETS			(3,040)
NET ASSETS			$237,535

(a)	Security was valued at fair value. At September 30, 2006, the Fund held $517,000 of fair valued securities, representing
0.2% of net assets.
(b)	Issuer is in default.
(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is ultimate maturity.
(e)	Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2006.
(f)	Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of
Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank,
0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to
9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority,
5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.
(g)	Non-income producing.
(h)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September
30, 2006.
BRL	Brazilian Real
MXN	Mexican Peso
ZAR	South African Rand
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $231,044,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $9,531,000 of which $19,728,000 related to appreciated securities and $10,197,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value		(Depreciation)
	Contracts	(000)	Expiration Date	(000)
Short:
U.S. Treasury
2 yr. Note	364	$74,438	Dec-06	$(227)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Debt Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2006